Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2020
Debt Instrument [Line Items]
Total Long-term notes payable	$ 189,143	$ 193,440
Less: Unamortized debt issuance costs and debt discount	(233)	(151)
Less: current portion	(84,883)	(26,471)
Nonrelated Party
Debt Instrument [Line Items]
Long-term notes payable, non-current portion	104,027	166,818
Notes Payable to Banks | Bank 1
Debt Instrument [Line Items]
Total Long-term notes payable	$ 11,841	$ 13,589
Notes Payable to Banks | Bank 1 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Notes Payable to Banks | Bank 1 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.30%	7.30%
Notes Payable to Banks | Bank 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 12,325	$ 13,769
Notes Payable to Banks | Bank 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Notes Payable to Banks | Bank 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.80%	7.80%
Notes Payable to Banks | Bank 3
Debt Instrument [Line Items]
Interest rates, fixed rate		3.50%
Total Long-term notes payable	$ 1,653	$ 7,705
Notes Payable to Banks | Bank 3 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		2.30%
Notes Payable to Banks | Bank 3 | Maximum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%
Notes Payable to Banks | Bank 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 4,082
Notes Payable to Banks | Bank 4 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		2.90%
Notes Payable to Banks | Bank 5
Debt Instrument [Line Items]
Total Long-term notes payable	$ 3,289	$ 3,759
Interest rate adjustment period	5 years
Notes Payable to Banks | Bank 5 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Notes Payable to Banks | Bank 5 | Minimum
Debt Instrument [Line Items]
Interest Rates	5.30%	5.30%
Notes Payable to Banks | Bank 5 | Maximum
Debt Instrument [Line Items]
Interest Rates	6.00%	6.00%
Notes Payable to Banks | Bank 6
Debt Instrument [Line Items]
Interest Rates	7.70%	7.70%
Total Long-term notes payable	$ 1,614	$ 1,843
Notes Payable to Banks | Bank 7
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Total Long-term notes payable	$ 800	$ 1,061
Notes Payable to Banks | Bank 8
Debt Instrument [Line Items]
Interest Rates	8.80%
Total Long-term notes payable	$ 12,361	0
Notes Payable to Banks | Financial Institution 1
Debt Instrument [Line Items]
Total Long-term notes payable	$ 2,959	$ 3,290
Notes Payable to Banks | Financial Institution 1 | Schwab Loan Rate
Debt Instrument [Line Items]
Interest Rates	0.25%	0.25%
Notes Payable to Banks | Financial Institution 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 7,796	$ 8,435
Notes Payable to Banks | Financial Institution 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	3.60%	3.60%
Notes Payable to Banks | Financial Institution 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.00%	7.00%
Notes Payable to Banks | Financial Institution 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 34,407	$ 22,612
Notes Payable to Banks | Financial Institution 3 | Minimum
Debt Instrument [Line Items]
Interest Rates	9.00%	9.00%
Notes Payable to Banks | Financial Institution 3 | Maximum
Debt Instrument [Line Items]
Interest Rates	9.50%	9.50%
Line of Credit | Financial Institution 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 62,666	$ 72,688
Line of Credit | Financial Institution 4 | Minimum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%	1.30%
Line of Credit | Financial Institution 4 | Maximum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%	2.80%
Other Debt Payable | EID loan
Debt Instrument [Line Items]
Interest Rates			3.75%
Total Long-term notes payable	$ 122	$ 116
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	37,310	40,491
Less: current portion	(7,690)	(3,087)
Long-term notes payable, non-current portion	$ 29,619	$ 37,404